Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Common Stock [Member]	Common Stock [Member] Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Income / (Loss)	Accumulated Other Comprehensive Income / (Loss) Previously Reported
Beginning balance at Dec. 31, 2018	$ 1,278,900	$ 1,278,900	$ 41	$ 1	$ 1,871,660	$ 1,871,700	$ (590,191)	$ (590,191)	$ (2,610)	$ (2,610)
Beginning balance, shares at Dec. 31, 2018			408,435,741	900,028
Conversion of shares due to merger recapitalization, shares at Dec. 31, 2018			407,535,713
Conversion of shares due to merger recapitalization at Dec. 31, 2018			$ 40		(40)
Stock-based compensation	18,833				18,833
Net loss	(91,761)				0		(91,761)
Exercise of stock options	28,539		$ 1		28,538
Exercise of stock options, shares			7,828,560
Repurchase of stock options	(253)				(253)
Repurchase of stock options, shares			(88,037)
Other activity	147				(10)		157
Foreign currency translation gain/(loss)	1,376								1,376
Ending balance at Dec. 31, 2019	1,235,781		$ 42		1,918,768		(681,795)		(1,234)
Ending balance, shares at Dec. 31, 2019			416,176,264
Stock-based compensation	17,695				17,695
Net loss	(83,733)						(83,733)
Exercise of stock options	$ 72				72
Exercise of stock options, shares	500,543		500,543
Repurchase of stock options	$ (129)				(129)
Repurchase of stock options, shares			(373,482)
Foreign currency translation gain/(loss)	1,165								1,165
Ending balance at Dec. 31, 2020	1,170,851		$ 42		1,936,406		(765,528)		(69)
Ending balance, shares at Dec. 31, 2020			416,303,325
Stock-based compensation	608				608
Net loss	(16,561)						(16,561)
Exercise of stock options	319				319
Exercise of stock options, shares			221,001
Repurchase of stock options	(122)				(122)
Repurchase of stock options, shares			(123,435)
Foreign currency translation gain/(loss)	(621)								(621)
Ending balance at Mar. 31, 2021	1,154,474		$ 42		1,937,211		(782,089)		(690)
Ending balance, shares at Mar. 31, 2021			416,400,891
Beginning balance at Dec. 31, 2020	1,170,851		$ 42		1,936,406		(765,528)		(69)
Beginning balance, shares at Dec. 31, 2020			416,303,325
Stock-based compensation	25,056				25,056
Net loss	(86,079)						(86,079)
Exercise of stock options	$ 518				518
Exercise of stock options, shares	375,747		375,747
Repurchase of stock options	$ (122)				(122)
Repurchase of stock options, shares			(196,044)
Foreign currency translation gain/(loss)	(2,677)								(2,677)
Common stock issuance, shares			64,638,667
Common stock issuance	521,909		$ 6		521,903
Ending balance at Dec. 31, 2021	1,629,456		$ 48		2,483,761		(851,607)		(2,746)
Ending balance, shares at Dec. 31, 2021			481,121,695
Stock-based compensation	9,768				9,768
Net loss	(31,389)						(31,389)
Exercise of stock options	$ 443				443
Exercise of stock options, shares	140,970		144,701
Foreign currency translation gain/(loss)	$ 131								131
Ending balance at Mar. 31, 2022	$ 1,608,409		$ 48		$ 2,493,972		$ (882,996)		$ (2,615)
Ending balance, shares at Mar. 31, 2022			481,266,396